THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER
14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended :             September 30, 2003




Check here if Amendment  [X]                   Amendment Number :   [1]


   This Amendment (Check only one):          is a restatement
                                      [X]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      WS Capital Management, L.P.
Address:   300 Crescent Court, Suite 880
           Dallas, Texas 75201


Form 13F File Number:   28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Reid S. Walker                   Contact Person:   Joseph I. Worsham, II
Title:  Member of WS Capital,
        L.L.C., general
        partner of
        WS Capital Management, L.P.
Phone:  (214) 756-6056

Signature, Place and Date of Signing:

     /s/ Reid S. Walker                  Dallas,Texas          November 12, 2004
     ------------------                 -------------          -----------------
          (Signature)                   (City, State)                (Date)

Report Type ( Check only one):

[X] 13F HOLDING REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                         4
Form 13F Information Table Value Total:                    $5,185
                                                 ( in thousands )



List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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                           FORM 13F Information Table



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


              Column 1: Column 2: Column 3:  Column 4:                Column 5:        Column 6    Column 7:       Column 8:

                                                                                                                    Voting
                                                                                                                   Authority

                                            Fair Market  Shares or                     Investment    Other
                         Title of  CUSIP       Value     Principal    SH/PRN Put/Call  Discretion  Managers  Sole   Shared      None
                                            -----------
       Name of Issuer     Class    Number    (x $1,000)    Amount


BIOLASE TECHNOLOGY INC     COM     090911958        228       20,000    SH      PUT        SHARED(1)                 20,000

BIOLASE TECHNOLOGY INC     COM     090911108        285       25,000    SH                 SHARED(1)                 25,000

CONCEPTUS INC              COM     206016107      2,016      153,900    SH                 SHARED(1)                153,900

PRE PAID LEGAL SVCS INC    COM     740065107      2,656      113,400    SH                 SHARED(1)                113,400


(1) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital
Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith
Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International,
Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital
Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

